UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
JULY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.2%
	Shares	Value

BUSINESS SERVICES — 12.4%
Cognizant Technology Solutions, Cl A*	1,742,266	$98,908,441
Visa, Cl A	847,818	109,427,869

		208,336,310

CONSUMER DISCRETIONARY — 17.2%
Amazon.com*	368,780	86,036,374
Coach	1,431,081	70,595,226
Viacom, Cl B	1,384,803	64,684,148
Yum! Brands	1,025,346	66,483,434

		287,799,182

CONSUMER STAPLES — 3.2%
Mead Johnson Nutrition, Cl A	723,712	52,802,028

FINANCIALS — 9.4%
CME Group, Cl A	1,544,975	80,508,647
T Rowe Price Group	1,282,538	77,914,184

		158,422,831

HEALTH CARE — 16.6%
Allergan	534,874	43,897,109
Celgene*	1,510,193	103,387,813
Illumina*	1,670,953	69,294,421
Intuitive Surgical*	128,028	61,645,482

		278,224,825

INDUSTRIALS — 7.9%
IHS, Cl A*	664,978	73,327,124
Quanta Services*	2,594,259	59,642,014

		132,969,138

INFORMATION TECHNOLOGY — 13.9%
Apple	147,414	90,034,575
Google, Cl A*	135,430	85,723,127
Oracle	1,902,767	57,463,563

		233,221,265

MATERIALS — 6.2%
Ecolab	867,451	56,774,668
Praxair	454,133	47,120,840

		103,895,508

TELECOMMUNICATION SERVICES — 4.8%
American Tower, Cl A	1,113,841	80,541,843

WIRELESS — 6.6%
Qualcomm	1,849,751	110,393,140

TOTAL COMMON STOCK (Cost $1,318,318,912)		1,646,606,070

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
JULY 31, 2012 (Unaudited)

SHORT-TERM INVESTMENT — 1.6%
	Shares	Value

Fidelity Institutional Money Market Funds — Prime Money Market Portfolio, Cl I, 0.10%(A) (Cost $26,710,028)	26,710,028	$26,710,028

TOTAL INVESTMENTS — 99.8% (Cost $1,345,028,940)†		$1,673,316,098

Percentages are based on Net Assets of $1,677,071,348.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2012.

Cl	Class

†	At July 31, 2012, the tax basis cost of the Fund’s investments was $1,345,028,940, and the unrealized appreciation and depreciation were $372,096,771 and $(43,809,613), respectively.

As of July 31, 2012, all of the Fund’s investments are Level 1 in accordance with ASC 820. For the quarter ended July 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended July 31, 2012, there were no level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

EMC-QH-001-1400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2012